                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07119

Morgan Stanley Global Utilities Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)             (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2006

Date of reporting period: November 30, 2005


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY GLOBAL UTILITIES FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2005 (UNAUDITED)

NUMBER OF
 SHARES                                                                         VALUE
---------                                                                    ------------
            COMMON STOCKS (98.9%)
            CANADA (7.1%)
            TELECOMMUNICATIONS
  215,000   BCE Inc.                                                         $  5,099,800
  368,000   Telus Corp. (Non-Voting)                                           14,105,245
                                                                             ------------

            TOTAL CANADA                                                       19,205,045
                                                                             ------------

            SPAIN** (4.7%)
            ELECTRIC UTILITIES
  270,000   Iberdrola S.A.*                                                     7,079,121
                                                                             ------------

            TELECOMMUNICATIONS
  389,136   Telefonica S.A.                                                     5,743,907
                                                                             ------------

            TOTAL SPAIN                                                        12,823,028
                                                                             ------------

            UNITED KINGDOM (1.5%)
            TELECOMMUNICATIONS
  185,100   Vodafone Group PLC (ADR)                                            3,988,905
                                                                             ------------

            UNITED STATES (85.6%)
            ELECTRIC UTILITIES
  394,900   AES Corp. (The)*                                                    6,227,573
  165,300   Ameren Corp.                                                        8,671,638
  160,000   Cinergy Corp.                                                       6,572,800
  140,000   CMS Energy Corp.*                                                   1,957,200
  161,700   Consolidated Edison, Inc.                                           7,363,818
  159,900   Constellation Energy Group, Inc.                                    8,473,101
  116,700   Dominion Resources, Inc.                                            8,863,365
  105,000   DPL, Inc.                                                           2,682,750
  190,400   Energy East Corp.                                                   4,464,880
  120,700   Entergy Corp.                                                       8,449,000
  180,200   Exelon Corp.                                                        9,377,608
  104,600   FirstEnergy Corp.                                                   4,912,016
  260,400   FPL Group, Inc.                                                    11,038,356
  150,000   NRG Energy Inc.*                                                    6,550,500
  165,000   PG&E Corp.                                                          6,068,700
  323,000   PPL Corp.                                                           9,496,200
  232,300   SCANA Corp.                                                         9,203,726
  235,900   Southern Co. (The)                                                  8,188,089
  105,000   TECO Energy, Inc.                                                   1,836,450
  100,000   TXU Corp.*                                                         10,263,000
  155,800   Wisconsin Energy Corp.                                              5,912,610
                                                                             ------------
                                                                              146,573,380
                                                                             ------------

            ENERGY
  235,100   AGL Resources, Inc.                                                 8,315,487
  215,200   Equitable Resources, Inc.                                           8,046,328
  105,300   KeySpan Corp.                                                       3,533,868
   90,000   Kinder Morgan, Inc.                                                 8,154,000
   70,600   NiSource, Inc.                                                      1,520,018
   93,100   Questar Corp.                                                       6,941,536
  155,000   Sempra Energy                                                       6,812,250
   90,000   Southern Union Co.*                                                 2,124,000
  150,800   UGI Corp.                                                           3,317,600
                                                                             ------------
                                                                               48,765,087
                                                                             ------------

            TELECOMMUNICATIONS
  145,900   AT&T, Inc.                                                          3,634,369
  105,073   ALLTEL Corp.*                                                       7,022,029
  310,360   American Tower Corp. (Class A)*                                     8,469,724
   85,400   BellSouth Corp.                                                     2,328,004
   80,000   Crown Castle International Corp.*                                   2,192,000
  155,100   Nextel Partners, Inc. (Class A)*                                    4,110,150
  200,000   Sprint Nextel Corp.                                                 5,008,000
  100,200   Verizon Communications Inc.                                         3,204,396
                                                                             ------------
                                                                               35,968,672
                                                                             ------------

            TOTAL UNITED STATES                                               231,307,139
                                                                             ------------

            TOTAL COMMON STOCKS (Cost $194,116,600)                           267,324,117
                                                                             ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENT (0.5%)
            REPURCHASE AGREEMENT
 $  1,359   Joint repurchase agreement account 4.01% due 12/01/05
                 (dated 11/30/05; proceeds $1,359,151) (a)
                 (Cost $1,359,000)                                              1,359,000
                                                                             ------------

            TOTAL INVESTMENTS (Cost $195,475,600) (b)                99.4%    268,683,117

            OTHER ASSETS IN EXCESS OF LIABILITIES                     0.6       1,654,714
                                                                    ------   ------------

            NET ASSETS                                              100.0%   $270,337,831
                                                                    ======   ============

----------

   ADR      American Depositary Receipt.

    *       Non-income producing security.

   ** Securities with total market value equal to $12,823,028 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

   (a)      Collateralized by federal agency and U.S. Treasury obligations.

   (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $80,403,174 and the aggregate gross unrealized depreciation is $7,195,657, resulting in net unrealized appreciation of $73,207,517.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Utilities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 19, 2006




                                        3